Operating Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Operating Leases
Schedule of future minimum lease payments
For the twelve months ended June 30,
2022	$429,760
2023	163,260
2024	33,760
Total	626,780
Less discount	(25,614)
Total lease liabilities	601,166
Less current portion	(409,201)
Operating lease obligation, net of current portion	$191,965

Schedule of lease cost
	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021

Operating lease cost	$101,867	$201,434
Short-term lease cost (1)	1,770	3,540
Total lease cost	$103,637	$204,974